Investment Securities (Schedule Of Realized Gains And Losses From Sale Of Securities Classified As Available For Sale) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gain (Loss) on Investments [Line Items]
Realized gains	$ 3,754	$ 3,429	$ 5,172
Realized losses	(15)	(7)
Net realized gains	$ 3,739	$ 3,422	$ 5,172